Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail)				12 Months Ended
		Aug. 25, 2021 $ / shares shares	Apr. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Percentage of votes in terms of shares held by the holders of redeemable convertible preferred stock needed to approve conversion into common stock				70.00%	70.00%
Proceeds from the exercise of stock options | $				$ 56,000	$ 108,000
Stock option exercises, net (Shares)				98,936	111,354
Share-based Payment Award, Expiration Period				10 years	10 years
Allocated share based compensation expense | $				$ 1,000,000.0	$ 500,000
Retained Earnings (Accumulated Deficit) | $			$ 15,500,000	$ (120,901,000)	$ (136,699,000)
Stockholders' Equity Note, Stock Split			10:1
Preferred stock, shares authorized		100,000,000		100,000,000	0
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding		28,453,228		0	0
Convertible preferred stock exchange ratio		0.09657
Shares purchased for award		3,920,657
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Fair value of vested option | $				$ 1,100,000	$ 400,000
Unrecognized compensation cost related to outstanding employee options | $				$ 3,200,000
Expected term (in years)				2 years 4 months 24 days
Unrecognized compensation cost related to outstanding nonemployee options | $				$ 700,000
Outstanding non employee expense expected period				1 year 8 months 12 days
Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock option exercises, net (Shares)	[1]			93,542
Stock issued during period shares	[1]				111,354
Stock Issued During Period, Shares, Stock Splits			366,845
Preferred stock, shares outstanding		28,453,228
Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Expected term (in years)				6 years 1 month 6 days	6 years 1 month 6 days
Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Expected term (in years)				5 years 6 months	5 years 3 months 18 days
Share-based Payment Arrangement, Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Weighted-average grant date fair value | $ / shares				$ 4.75	$ 1.48
Share-based Payment Arrangement, Nonemployee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Weighted-average grant date fair value | $ / shares				$ 8.71	$ 0.98
Share-based Payment Arrangement, Tranche Two [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value				25.00%
Share-based Payment Arrangement [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Intrinsic value of options exercised | $				$ 700,000	$ 200,000
Two Thousand And Thirteen Amended Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares authorized				6,508,048
Shares grants				6,201,340
Stock options outstanding		3,920,657
Shares purchased for award				344,486
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				25.00%
Shares purchased for award		40,599,270
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				25.00%	25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share Based Payment Award Tranche Four [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value				100.00%	100.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Holders Of Ten Percent Or More Of All Classes Of Common Stock [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value				110.00%	110.00%
Percentage of voting power of all classes of common stock				10.00%	10.00%
Two Thousand And Twenty One Employee Stock Purchase Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares grants				880,000
Two Thousand And Twenty One Employee Stock Purchase Plan [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares grants				15,000,000
Two Thousand And Twenty One Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares authorized				6,508,048	0
Weighted average exercise price | $ / shares		$ 1.56
Two Thousand And Thirteen Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares authorized				3,886,613	4,594,060
Shares grants				0	132,974
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets | $				$ 250,000,000	$ 250,000,000
Proceeds from initial public offering gross | $				$ 60,000,000	$ 60,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares				$ 0.3243052	$ 0.3243052
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares				0.4046443	0.4046443
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares				$ 0.4258018	$ 0.4258018
Series C Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			258,805
Series C Convertible Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Proceeds from initial public offering gross | $			$ 20,400,000
Stock issued during period shares			3,836,997
Shares Issued, Price Per Share | $ / shares			$ 5.33
Series A Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			2,493,021
Series B Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			916,629
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		11,563,819
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		10,154,819
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		6,734,590

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.